Expense Example, No Redemption	Jan. 31, 2026 USD ($)
Distillate U.S. Fundamental Stability & Value ETF | Distillate U.S. Fundamental Stability & Value ETF class
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 40
Expense Example, No Redemption, 3 Years	125
Expense Example, No Redemption, 5 Years	219
Expense Example, No Redemption, 10 Years	493
Distillate International Fundamental Stability & Value ETF | Distillate International Fundamental Stability & Value ETF Class
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	56
Expense Example, No Redemption, 3 Years	176
Expense Example, No Redemption, 5 Years	307
Expense Example, No Redemption, 10 Years	689
Distillate Small/Mid Cash Flow ETF | Distillate Small/Mid Cash Flow ETF Class
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	56
Expense Example, No Redemption, 3 Years	176
Expense Example, No Redemption, 5 Years	307
Expense Example, No Redemption, 10 Years	$ 689